Schedule I - Consolidated Summary of Investments - other than Investments in Related Parties (Details) - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014
Summary Of Investments Other Than Investments In Related Parties Reportable Data [Line Items]
Cost or Amortized Cost	[1]	$ 35,492,043	$ 29,753,876
Fair Value		36,495,720	31,750,906
Amount Presented in the Balance Sheet		36,482,984	31,733,663
Other investments
Summary Of Investments Other Than Investments In Related Parties Reportable Data [Line Items]
Cost or Amortized Cost	[1]	1,197,674	1,002,871
Fair Value		1,445,793	1,265,682
Amount Presented in the Balance Sheet		1,433,057	1,248,439
Trading | Life Funds Withheld Assets
Summary Of Investments Other Than Investments In Related Parties Reportable Data [Line Items]
Cost or Amortized Cost	[1]	1,323,785	1,180
Fair Value		1,296,029	1,171
Amount Presented in the Balance Sheet		1,296,029	1,171
Trading | Life Funds Withheld Assets | Fixed maturities
Summary Of Investments Other Than Investments In Related Parties Reportable Data [Line Items]
Cost or Amortized Cost	[1]	1,263,609	1,180
Fair Value		1,235,699	1,171
Amount Presented in the Balance Sheet		1,235,699	1,171
Trading | Life Funds Withheld Assets | U.S. Government and Government - Related/Supported
Summary Of Investments Other Than Investments In Related Parties Reportable Data [Line Items]
Cost or Amortized Cost	[1]	4,957	0
Fair Value		4,990	0
Amount Presented in the Balance Sheet		4,990	0
Trading | Life Funds Withheld Assets | RMBS - Agency
Summary Of Investments Other Than Investments In Related Parties Reportable Data [Line Items]
Cost or Amortized Cost	[1]	370	0
Fair Value		368	0
Amount Presented in the Balance Sheet		368	0
Trading | Life Funds Withheld Assets | Commercial mortgage-backed securities
Summary Of Investments Other Than Investments In Related Parties Reportable Data [Line Items]
Cost or Amortized Cost	[1]	4,874	0
Fair Value		4,803	0
Amount Presented in the Balance Sheet		4,803	0
Trading | Life Funds Withheld Assets | Other asset-backed securities
Summary Of Investments Other Than Investments In Related Parties Reportable Data [Line Items]
Cost or Amortized Cost	[1]	26,405	0
Fair Value		25,700	0
Amount Presented in the Balance Sheet		25,700	0
Trading | Life Funds Withheld Assets | Non-U.S. Sovereign Government, Provincial, Supranational, and Government-Related/Supported
Summary Of Investments Other Than Investments In Related Parties Reportable Data [Line Items]
Cost or Amortized Cost	[1]	373,492	0
Fair Value		370,261	0
Amount Presented in the Balance Sheet		370,261	0
Trading | Life Funds Withheld Assets | Short-term investments
Summary Of Investments Other Than Investments In Related Parties Reportable Data [Line Items]
Cost or Amortized Cost	[1]	60,176	0
Fair Value		60,330	0
Amount Presented in the Balance Sheet		60,330	0
AFS
Summary Of Investments Other Than Investments In Related Parties Reportable Data [Line Items]
Cost or Amortized Cost	[1]	32,970,584	28,749,825
Fair Value		33,753,898	30,484,053
Amount Presented in the Balance Sheet		33,753,898	30,484,053
AFS | Excluding Life Funds Withheld Assets
Summary Of Investments Other Than Investments In Related Parties Reportable Data [Line Items]
Cost or Amortized Cost	[1]	30,292,552	24,448,486
Fair Value		30,600,795	25,302,488
Amount Presented in the Balance Sheet		30,600,795	25,302,488
AFS | Excluding Life Funds Withheld Assets | Fixed maturities
Summary Of Investments Other Than Investments In Related Parties Reportable Data [Line Items]
Cost or Amortized Cost	[1]	28,839,622	23,427,432
Fair Value		29,104,486	24,177,469
Amount Presented in the Balance Sheet		29,104,486	24,177,469
AFS | Excluding Life Funds Withheld Assets | U.S. Government and Government - Related/Supported
Summary Of Investments Other Than Investments In Related Parties Reportable Data [Line Items]
Cost or Amortized Cost	[1]	5,047,621	2,100,851
Fair Value		5,065,637	2,171,953
Amount Presented in the Balance Sheet		5,065,637	2,171,953
AFS | Excluding Life Funds Withheld Assets | RMBS - Agency
Summary Of Investments Other Than Investments In Related Parties Reportable Data [Line Items]
Cost or Amortized Cost	[1]	3,697,756	3,625,171
Fair Value		3,757,971	3,728,576
Amount Presented in the Balance Sheet		3,757,971	3,728,576
AFS | Excluding Life Funds Withheld Assets | RMBS - Non-Agency
Summary Of Investments Other Than Investments In Related Parties Reportable Data [Line Items]
Cost or Amortized Cost	[1]	319,876	404,398
Fair Value		328,540	427,351
Amount Presented in the Balance Sheet		328,540	427,351
AFS | Excluding Life Funds Withheld Assets | Commercial mortgage-backed securities
Summary Of Investments Other Than Investments In Related Parties Reportable Data [Line Items]
Cost or Amortized Cost	[1]	401,713	1,033,819
Fair Value		405,316	1,052,544
Amount Presented in the Balance Sheet		405,316	1,052,544
AFS | Excluding Life Funds Withheld Assets | Collateralized debt obligations
Summary Of Investments Other Than Investments In Related Parties Reportable Data [Line Items]
Cost or Amortized Cost	[1]	41,679	717,544
Fair Value		32,410	692,034
Amount Presented in the Balance Sheet		32,410	692,034
AFS | Excluding Life Funds Withheld Assets | Other asset-backed securities
Summary Of Investments Other Than Investments In Related Parties Reportable Data [Line Items]
Cost or Amortized Cost	[1]	1,164,426	1,028,528
Fair Value		1,168,572	1,065,293
Amount Presented in the Balance Sheet		1,168,572	1,065,293
AFS | Excluding Life Funds Withheld Assets | US States and political subdivisions of the States
Summary Of Investments Other Than Investments In Related Parties Reportable Data [Line Items]
Cost or Amortized Cost	[1]	2,514,048	1,892,566
Fair Value		2,632,070	2,021,272
Amount Presented in the Balance Sheet		2,632,070	2,021,272
AFS | Excluding Life Funds Withheld Assets | Non-U.S. Sovereign Government, Provincial, Supranational, and Government-Related/Supported
Summary Of Investments Other Than Investments In Related Parties Reportable Data [Line Items]
Cost or Amortized Cost	[1]	5,249,148	4,162,425
Fair Value		5,251,614	4,240,073
Amount Presented in the Balance Sheet		5,251,614	4,240,073
AFS | Excluding Life Funds Withheld Assets | Equity securities
Summary Of Investments Other Than Investments In Related Parties Reportable Data [Line Items]
Cost or Amortized Cost	[1]	834,079	763,833
Fair Value		878,919	868,292
Amount Presented in the Balance Sheet		878,919	868,292
AFS | Excluding Life Funds Withheld Assets | Short-term investments
Summary Of Investments Other Than Investments In Related Parties Reportable Data [Line Items]
Cost or Amortized Cost	[1]	618,851	257,221
Fair Value		617,390	256,727
Amount Presented in the Balance Sheet		617,390	256,727
AFS | Life Funds Withheld Assets
Summary Of Investments Other Than Investments In Related Parties Reportable Data [Line Items]
Cost or Amortized Cost	[1]	2,678,032	4,301,339
Fair Value		3,153,103	5,181,565
Amount Presented in the Balance Sheet		3,153,103	5,181,565
AFS | Life Funds Withheld Assets | U.S. Government and Government - Related/Supported
Summary Of Investments Other Than Investments In Related Parties Reportable Data [Line Items]
Cost or Amortized Cost	[1]	10,721	14,866
Fair Value		12,742	18,724
Amount Presented in the Balance Sheet		12,742	18,724
AFS | Life Funds Withheld Assets | RMBS - Agency
Summary Of Investments Other Than Investments In Related Parties Reportable Data [Line Items]
Cost or Amortized Cost	[1]	591	3,301
Fair Value		752	3,782
Amount Presented in the Balance Sheet		752	3,782
AFS | Life Funds Withheld Assets | RMBS - Non-Agency
Summary Of Investments Other Than Investments In Related Parties Reportable Data [Line Items]
Cost or Amortized Cost	[1]	24,401	71,075
Fair Value		26,953	85,335
Amount Presented in the Balance Sheet		26,953	85,335
AFS | Life Funds Withheld Assets | Commercial mortgage-backed securities
Summary Of Investments Other Than Investments In Related Parties Reportable Data [Line Items]
Cost or Amortized Cost	[1]	107,968	168,886
Fair Value		122,481	193,167
Amount Presented in the Balance Sheet		122,481	193,167
AFS | Life Funds Withheld Assets | Other asset-backed securities
Summary Of Investments Other Than Investments In Related Parties Reportable Data [Line Items]
Cost or Amortized Cost	[1]	132,674	238,168
Fair Value		149,795	273,541
Amount Presented in the Balance Sheet		149,795	273,541
AFS | Life Funds Withheld Assets | Non-U.S. Sovereign Government, Provincial, Supranational, and Government-Related/Supported
Summary Of Investments Other Than Investments In Related Parties Reportable Data [Line Items]
Cost or Amortized Cost	[1]	737,735	1,397,194
Fair Value		933,516	1,789,036
Amount Presented in the Balance Sheet		933,516	1,789,036
Financial Services Sector | Trading | Life Funds Withheld Assets | Corporate
Summary Of Investments Other Than Investments In Related Parties Reportable Data [Line Items]
Cost or Amortized Cost	[1]	344,070	0
Fair Value		335,956	0
Amount Presented in the Balance Sheet		335,956	0
Financial Services Sector | AFS | Excluding Life Funds Withheld Assets | Corporate
Summary Of Investments Other Than Investments In Related Parties Reportable Data [Line Items]
Cost or Amortized Cost	[1]	3,535,830	2,687,797
Fair Value		3,561,909	2,761,916
Amount Presented in the Balance Sheet		3,561,909	2,761,916
Financial Services Sector | AFS | Life Funds Withheld Assets | Corporate
Summary Of Investments Other Than Investments In Related Parties Reportable Data [Line Items]
Cost or Amortized Cost	[1]	531,016	701,587
Fair Value		598,236	801,019
Amount Presented in the Balance Sheet		598,236	801,019
Non-Financial Services Sector | Trading | Life Funds Withheld Assets | Corporate
Summary Of Investments Other Than Investments In Related Parties Reportable Data [Line Items]
Cost or Amortized Cost	[1]	509,441	1,180
Fair Value		493,621	1,171
Amount Presented in the Balance Sheet		493,621	1,171
Non-Financial Services Sector | AFS | Excluding Life Funds Withheld Assets | Corporate
Summary Of Investments Other Than Investments In Related Parties Reportable Data [Line Items]
Cost or Amortized Cost	[1]	6,867,525	5,774,333
Fair Value		6,900,447	6,016,457
Amount Presented in the Balance Sheet		6,900,447	6,016,457
Non-Financial Services Sector | AFS | Life Funds Withheld Assets | Corporate
Summary Of Investments Other Than Investments In Related Parties Reportable Data [Line Items]
Cost or Amortized Cost	[1]	1,132,926	1,706,262
Fair Value		1,308,628	2,016,961
Amount Presented in the Balance Sheet		$ 1,308,628	$ 2,016,961

[1]	Investments in fixed maturities, short-term investments and held to maturity are shown at amortized cost.